Supplement dated March 9, 2021
to the Prospectuses, as supplemented, if applicable, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Large Cap Growth Fund	5/1/2020
Effective March 9, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” or “Summary of Columbia VP - Large Cap Growth Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	2019
Tiffany Wade	Portfolio Manager	Co-Portfolio Manager	March 2021
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section or under the caption "Portfolio Management - Portfolio Managers" in the "More Information About Columbia VP - Large Cap Growth Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	2019
Tiffany Wade	Portfolio Manager	Co-Portfolio Manager	March 2021
Ms. Mergen joined one of the Columbia Management legacy firms or acquired business lines in 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and an M.B.A. from the University of Massachusetts at Amherst.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-359 A (3/21)

Supplement dated March 9, 2021
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Large Cap Equity Fund	5/1/2020
Effective March 9, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	2018
Tiffany Wade	Portfolio Manager	Co-Portfolio Manager	2019
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	2018
Tiffany Wade	Portfolio Manager	Co-Portfolio Manager	2019
Ms. Mergen joined one of the Columbia Management legacy firms or acquired business lines in 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and an M.B.A. from the University of Massachusetts at Amherst.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-2035-2 A (3/21)